Schedule of investments

Delaware Wealth Builder Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 60.67%
Communication Services - 3.04%
AT&T	182,200	$6,417,084
Century Communications =†	1,625,000	0
Comcast Class A	8,536	345,110
KDDI	21,300	601,801
Orange	35,900	483,155
Verizon Communications	114,600	6,206,736
		14,053,886
Consumer Discretionary - 3.77%
adidas AG	700	197,084
Amazon. com †	1,605	3,023,419
Dollar Tree †	76,300	6,335,189
Lowe’s	58,300	6,213,031
Next	2,430	191,523
Publicis Groupe	15,085	586,644
Sodexo	5,300	512,244
Swatch Group	1,490	346,912
		17,406,046
Consumer Staples - 4.97%
Archer-Daniels-Midland	153,900	5,794,335
Asahi Group Holdings	8,700	333,016
Conagra Brands	213,300	5,692,977
Danone	11,060	780,598
Diageo	14,230	507,720
Kao	3,000	218,326
Kerry Group Class A	1,600	203,127
Kirin Holdings	8,000	152,034
Koninklijke Ahold Delhaize	39,890	931,921
Lawson	5,500	293,777
Mondelez International Class A	125,300	6,615,840
Nestle	7,380	759,445
Seven & i Holdings	18,600	632,834
		22,915,950
Energy - 4.36%
ConocoPhillips	112,400	5,442,408
Halliburton	286,205	4,854,037
Marathon Oil	530,500	4,392,540
Occidental Petroleum	165,800	5,428,292
		20,117,277
Financials - 9.26%
Allstate	57,500	6,051,875
American International Group	138,900	5,856,024
Banco Espirito Santo =†	105,000	0

NQ-129 [2/20] 4/20 (1139709) 1

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Bank of America	115,555	$3,293,317
Bank of New York Mellon	140,500	5,605,950
Blackstone Group Class A	23,643	1,272,939
Hercules Capital	217,265	2,867,898
JPMorgan Chase & Co.	47,299	5,491,887
Marsh & McLennan	62,000	6,482,720
Truist Financial	125,700	5,799,798
		42,722,408
Healthcare - 11.86%
Abbott Laboratories	80,500	6,200,915
AbbVie	15,207	1,303,392
Brookdale Senior Living †	1,261,647	8,289,019
Cardinal Health	120,700	6,290,884
Cigna	33,800	6,183,372
CVS Health	95,500	5,651,690
Fresenius Medical Care AG & Co.	9,450	728,849
Johnson & Johnson	45,800	6,159,184
Merck & Co.	77,300	5,918,088
Novo Nordisk Class B	16,235	951,192
Pfizer	183,238	6,123,814
Roche Holding	2,850	916,371
		54,716,770
Industrials - 5.73%
G4S	196,050	434,092
General Electric	145,516	1,583,214
Honeywell International	30,907	5,012,188
Makita	10,600	359,262
Northrop Grumman	19,100	6,280,844
Raytheon	31,600	5,958,496
Secom	2,200	174,473
Securitas Class B	32,135	436,402
Waste Management	55,800	6,183,198
		26,422,169
Information Technology - 6.90%
Broadcom	22,100	6,024,902
Cisco Systems	154,600	6,173,178
Intel	107,000	5,940,640
Microsoft	35,938	5,822,315
Oracle	123,800	6,123,148
Texas Instruments	15,316	1,748,168
		31,832,351

2 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Materials - 1.29%
Air Liquide	5,550	$755,983
DuPont de Nemours	120,700	5,178,030
		5,934,013
Real Estate Operating/Development - 0.35%
Grainger	192,741	737,033
Postal Realty Trust Class A	55,000	885,500
		1,622,533
REIT Diversified - 1.17%
Alpine Income Property Trust	62,010	1,140,984
American Tower	851	193,007
Cousins Properties	29,824	1,064,419
Lexington Realty Trust	124,053	1,286,430
VICI Properties	67,980	1,703,579
		5,388,419
REIT Healthcare - 0.83%
Assura	1,028,579	971,950
Healthpeak Properties	36,448	1,153,215
Sabra Health Care REIT	31,900	623,645
Welltower	14,799	1,107,261
		3,856,071
REIT Hotel - 0.10%
MGM Growth Properties Class A	15,576	447,031
		447,031
REIT Industrial - 0.82%
Americold Realty Trust	45,755	1,403,306
Prologis	28,496	2,401,643
		3,804,949
REIT Mall - 0.12%
Simon Property Group	4,548	559,768
		559,768
REIT Manufactured Housing - 0.31%
Sun Communities	9,227	1,410,624
		1,410,624
REIT Mortgage - 0.20%
Annaly Capital Management	102,901	911,703
		911,703
REIT Multifamily - 2.49%
Apartment Investment & Management Class A	16,783	802,899
Bluerock Residential Growth REIT	61,648	640,523
Camden Property Trust	12,788	1,355,272

NQ-129 [2/20] 4/20 (1139709) 3

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
REIT Multifamily (continued)
Equity Residential	84,710	$6,361,721
NexPoint Residential Trust	20,925	931,163
UDR	31,504	1,417,050
		11,508,628
REIT Self-Storage - 0.17%
Extra Space Storage	8,057	808,601
		808,601
REIT Shopping Center - 0.40%
Brixmor Property Group	17,277	314,614
Retail Properties of America Class A	50,078	524,317
SITE Centers	87,976	1,012,604
		1,851,535
REIT Single Tenant - 0.37%
Spirit Realty Capital	18,226	829,283
STORE Capital	27,167	892,708
		1,721,991
REIT Specialty - 0.59%
Front Yard Residential	100,206	1,270,612
Invitation Homes	50,394	1,445,804
		2,716,416
Utilities - 1.57%
Edison International	93,100	6,255,389
TerraForm Power Class A	53,014	996,133
		7,251,522
Total Common Stock (cost $299,409,661)		279,980,661

Closed-End Funds – 0.14%
Aberdeen Total Dynamic Dividend Fund	22,324	173,234
Western Asset Emerging Markets Debt Fund	33,801	465,102
Total Closed-End Funds (cost $657,508)		638,336

Convertible Preferred Stock – 1.88%
AMG Capital Trust II 5.15% exercise price $195.47,
maturity date 10/15/37	28,850	1,341,525
Bank of America 7.25% exercise price $50.00 y	1,063	1,594,500
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity dat e 3/31/28	37,300	1,901,554
Lyondellbasell Advanced Polymers 6.00% exercise price
$52.33 y	2,140	2,234,160
QTS Realty Trust 6.50% exercise price $46.94 y	12,504	1,622,894
Total Convertible Preferred Stock (cost $7,838,571)		8,694,633

4 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Number of shares	Value (US $)
Exchange-Traded Funds – 1.24%
iShares MSCI EAFE ETF	80	$4,979
SPDR Gold Shares †	14,747	2,188,160
SPDR S&P 500 ETF Trust	4,462	1,321,912
VanEck Vectors High-Yield Municipal Index ETF	29,818	1,956,657
Vanguard FTSE Developed Markets ETF	5,970	235,636
Total Exchange-Traded Funds (cost $5,720,567)		5,707,344

Limited Partnerships – 1.70%
Merion Champion’s Walk =p†	2,790,000	2,351,412
Merion Countryside 144A #=p†	2,342,813	1,889,244
Merion The Ledges =p†	3,970,235	3,589,887
Total Limited Partnerships (cost $6,037,937)		7,830,543

	Principal amount°
Agency Mortgage-Backed Securities – 1.10%
Fannie Mae S. F. 30 yr
3.00% 11/1/48	983,306	$1,019,514
3.00% 10/1/49	144,997	149,593
3.00% 11/1/49	28,549	29,419
3.00% 12/1/49	9,918	10,374
3.00% 1/1/50	102,577	105,782
3.50% 2/1/48	128,059	136,631
3.50% 11/1/48	60,030	63,245
3.50% 11/1/49	233,473	242,712
3.50% 12/1/49	728,838	775,242
3.50% 1/1/50	93,501	97,587
4.00% 4/1/47	19,744	21,496
4.00% 4/1/48	165,450	176,274
4.00% 9/1/48	16,555	17,712
4.00% 4/1/49	180,283	189,945
4.50% 2/1/41	18,736	20,663
4.50% 4/1/48	776,975	859,944
4.50% 1/1/49	309,955	340,485
4.50% 11/1/49	52,614	56,211
4.50% 1/1/50	34,404	37,322
5.00% 7/1/49	314,252	347,226
Fannie Mae S. F. 30 yr TBA
4.00% 3/1/50	126,000	132,728
Freddie Mac S. F. 30 yr
3.00% 11/1/49	22,867	23,593
3.00% 1/1/50	24,907	25,899
4.00% 7/1/47	10,166	10,878
4.00% 10/1/47	94,091	100,507

NQ-129 [2/20] 4/20 (1139709) 5

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S. F. 30 yr
4.50% 4/1/49	31,229	$34,045
4.50% 8/1/49	61,370	67,730
Total Agency Mortgage-Backed Securities (cost $4,994,128)		5,092,757

Convertible Bonds – 10.15%
Brokerage - 0.38%
GAIN Capital Holdings
5.00% exercise price $8.20, maturity date 8/15/22	1,764,000	1,766,293
		1,766,293
Capital Goods - 0.39%
Chart Industries
144A 1.00% exercise price $58.73, maturity date
11/15/24 #	928,000	1,086,800
Dycom Industries
0.75% exercise price $96.89, maturity date 9/15/21	775,000	730,812
		1,817,612
Communications - 1.58%
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	2,135,000	1,992,852
GCI Liberty
144A 1.75% exercise price $370.52, maturity date
9/30/46 #	1,626,000	2,284,530
InterDigital
144A 2.00% exercise price $81.29, maturity date
6/1/24 #	1,391,000	1,390,300
Liberty Media
2.25% exercise price $34.07, maturity date 9/30/46	2,947,000	1,599,465
		7,267,147
Consumer Cyclical - 0.18%
Meritor
3.25% exercise price $39.92, maturity date 10/15/37	803,000	838,355
		838,355
Consumer Non-Cyclical - 2.76%
BioMarin Pharmaceutical
0.599% exercise price $124.67, maturity date 8/1/24	1,143,000	1,254,443
Chefs’ Warehouse
144A 1.875% exercise price $44.20, maturity date
12/1/24#	666,000	658,924
Collegium Pharmaceutical
2.625% exercise price $29.19, maturity date 2/15/26	317,000	351,276
FTI Consulting
2.00% exercise price $101.38, maturity date 8/15/23	1,548,000	1,961,944

6 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Integra LifeSciences Holdings
144A 0.50% exercise price $73.67, maturity date
8/15/25 #	1,097,000	$1,079,674
Jazz Investments I
1.875% exercise price $199.77, maturity date 8/15/21	1,105,000	1,105,465
Ligand Pharmaceuticals
0.75% exercise price $248.48, maturity date 5/15/23	864,000	754,020
Paratek Pharmaceuticals
4.75% exercise price $15.90, maturity date 5/1/24	1,604,000	1,323,597
Retrophin
2.50% exercise price $38.80, maturity date 9/15/25	1,390,000	1,127,707
Team
5.00% exercise price $21.70, maturity date 8/1/23	1,615,000	1,575,059
Vector Group
1.75% exercise price $20.27, maturity date 4/15/20 •	1,511,000	1,519,311
		12,711,420
Energy - 1.52%
Cheniere Energy
4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	2,125,065
Helix Energy Solutions Group
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,540,317
PDC Energy
1.125% exercise price $85.39, maturity date 9/15/21	2,527,000	2,345,763
		7,011,145
Real Estate Investment Trusts - 0.36%
Blackstone Mortgage Trust
4.75% exercise price $36.23, maturity date 3/15/23	1,599,000	1,667,326
		1,667,326
Technology - 2.68%
Boingo Wireless
1.00% exercise price $42.32, maturity date 10/1/23	2,698,000	2,476,191
CSG Systems International
4.25% exercise price $56.87, maturity date 3/15/36	1,429,000	1,547,464
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	973,000	1,103,272
ON Semiconductor
1.625% exercise price $20.72, maturity date 10/15/23	544,000	650,078
Pluralsight
144A 0.375% exercise price $38.76, maturity date
3/1/24 #	1,796,000	1,614,917
Quotient Technology
1.75% exercise price $17.36, maturity date 12/1/22	1,564,000	1,542,000

NQ-129 [2/20] 4/20 (1139709) 7

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Synaptics
0.50% exercise price $73.02, maturity date 6/15/22	544,000	$609,896
Verint Systems
1.50% exercise price $64.46, maturity date 6/1/21	1,503,000	1,611,354
Vishay Intertechnology
2.25% exercise price $31.44, maturity date 6/15/25	1,228,000	1,218,053
		12,373,225
Utilities - 0.30%
NRG Energy
2.75% exercise price $47.74, maturity date 6/1/48	1,303,000	1,380,868
		1,380,868
Total Convertible Bonds (cost $45,902,735)		46,833,391

Corporate Bonds – 11.63%
Banking - 1.05%
Ally Financial 5.75% 11/20/25	798,000	902,663
Banco de Credito del Peru 144A 2.70% 1/11/25 #	204,000	205,020
Banco del Estado de Chile 144A 2.704% 1/9/25 #	205,000	207,563
Bancolombia 3.00% 1/29/25	200,000	200,150
Bank of America
2.456% 10/22/25 µ	15,000	15,386
2.884% 10/22/30 µ	20,000	20,949
3.194% 7/23/30 µ	55,000	58,922
3.458% 3/15/25 µ	45,000	47,947
BBVA Bancomer
144A 5.125% 1/18/33 #µ	384,000	401,290
144A 6.75% 9/30/22 #	274,000	297,367
Credit Suisse Group 144A 6.25% #µy	360,000	388,100
JPMorgan Chase & Co.
2.739% 10/15/30 µ	20,000	20,859
4.023% 12/5/24 µ	80,000	86,700
5.00%µy	85,000	86,649
Morgan Stanley
2.954% (LIBOR03M + 1.22%) 5/8/24 •	35,000	35,501
5.00% 11/24/25	95,000	109,689
PNC Financial Services Group 2.60% 7/23/26	180,000	189,444
Popular 6.125% 9/14/23	455,000	478,508
Royal Bank of Scotland Group 8.625% µy	520,000	551,083
State Street
3.10% 5/15/23	10,000	10,494
3.30% 12/16/24	130,000	140,735
Truist Bank 2.636% 9/17/29 µ	185,000	188,159

8 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
3.00% 7/30/29	25,000	$26,675
3.10% 4/27/26	25,000	26,972
3.375% 2/5/24	60,000	64,290
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	85,000	77,498
		4,838,613
Basic Industry - 1.12%
BMC East 144A 5.50% 10/1/24 #	163,000	168,365
Boise Cascade 144A 5.625% 9/1/24 #	295,000	305,447
Chemours 5.375% 5/15/27	379,000	326,025
FMG Resources August 2006 144A 5.125% 5/15/24 #	246,000	255,020
Freeport-McMoRan
4.55% 11/14/24	200,000	202,917
5.45% 3/15/43	320,000	311,232
Hudbay Minerals 144A 7.625% 1/15/25 #	165,000	159,293
Koppers 144A 6.00% 2/15/25 #	434,000	428,571
Methanex 5.25% 12/15/29	185,000	195,171
Minera Mexico 144A 4.50% 1/26/50 #	200,000	202,313
Newmont 2.80% 10/1/29	190,000	197,967
Olin
5.00% 2/1/30	135,000	130,363
5.125% 9/15/27	437,000	441,380
RPM International 4.55% 3/1/29	170,000	196,545
Standard Industries
144A 4.75% 1/15/28 #	445,000	458,985
144A 5.00% 2/15/27 #	160,000	164,628
Steel Dynamics 5.00% 12/15/26	505,000	536,633
Univar Solutions USA 144A 5.125% 12/1/27 #	180,000	182,169
US Concrete 6.375% 6/1/24	10,000	10,197
Zekelman Industries 144A 9.875% 6/15/23 #	285,000	298,929
		5,172,150
Capital Goods - 0.37%
Bombardier 144A 6.00% 10/15/22 #	240,000	235,650
Crown Americas 4.75% 2/1/26	463,000	478,787
Mauser Packaging Solutions Holding 144A
5.50% 4/15/24 #	551,000	546,873
Roper Technologies 2.35% 9/15/24	185,000	190,607
TransDigm 144A 6.25% 3/15/26 #	237,000	251,368
		1,703,285
Communications - 0.79%
Altice France 144A 7.375% 5/1/26 #	565,000	593,561
AT&T 4.35% 3/1/29	170,000	193,679

NQ-129 [2/20] 4/20 (1139709) 9

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Front Range BidCo 144A 4.00% 3/1/27 #	415,000	$403,847
Level 3 Financing 144A 3.875% 11/15/29 #	210,000	223,177
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	225,568
Sprint
7.125% 6/15/24	612,000	696,404
7.875% 9/15/23	22,000	25,199
T-Mobile USA
6.375% 3/1/25 =	166,000	0
6.50% 1/15/26	460,000	485,139
6.50% 1/15/26 =	180,000	0
Verizon Communications
4.50% 8/10/33	95,000	116,519
4.522% 9/15/48	35,000	45,184
Vodafone Group
4.25% 9/17/50	110,000	122,222
4.875% 6/19/49	40,000	48,213
Zayo Group
144A 5.75% 1/15/27 #	15,000	15,380
6.375% 5/15/25	455,000	466,186
		3,660,278
Consumer Cyclical - 0.94%
Allison Transmission 144A 5.875% 6/1/29 #	575,000	624,492
AMC Entertainment Holdings 6.125% 5/15/27	279,000	223,904
Boyd Gaming 6.375% 4/1/26	452,000	472,046
Future Retail 144A 5.60% 1/22/25 #	205,000	207,806
General Motors Financial
4.35% 4/9/25	75,000	80,316
5.25% 3/1/26	95,000	105,943
HD Supply 144A 5.375% 10/15/26 #	290,000	304,086
Hilton Worldwide Finance 4.875% 4/1/27	545,000	558,271
KFC Holding 144A 5.25% 6/1/26 #	470,000	481,766
Lennar 4.75% 5/30/25	115,000	124,512
Lowe’s
4.05% 5/3/47	5,000	5,642
4.55% 4/5/49	136,000	166,850
MGM Resorts International 5.75% 6/15/25	73,000	80,117
Penn National Gaming 144A 5.625% 1/15/27 #	337,000	349,755
PulteGroup 5.00% 1/15/27	15,000	16,503
Scientific Games International 144A 8.25% 3/15/26 #	300,000	310,312
William Carter 144A 5.625% 3/15/27 #	200,000	213,250
		4,325,571

10 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical - 0.88%
Alcon Finance 144A 3.00% 9/23/29 #	200,000	$209,669
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	136,348
4.15% 1/23/25	50,000	55,671
Cott Holdings 144A 5.50% 4/1/25 #	272,000	278,913
CVS Health 3.25% 8/15/29	185,000	194,439
Gilead Sciences 4.15% 3/1/47	165,000	199,621
JBS USA
144A 5.75% 6/15/25 #	318,000	326,479
144A 6.50% 4/15/29 #	305,000	331,398
Pilgrim’s Pride 144A 5.75% 3/15/25 #	535,000	546,655
Post Holdings
144A 5.00% 8/15/26 #	311,000	317,795
144A 5.625% 1/15/28 #	160,000	167,530
144A 5.75% 3/1/27 #	295,000	307,675
United Rentals North America
5.50% 5/15/27	713,000	746,885
5.875% 9/15/26	5,000	5,275
Verscend Escrow 144A 9.75% 8/15/26 #	225,000	245,244
		4,069,597
Energy - 1.23%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	135,000	152,939
Cheniere Energy Partners 5.25% 10/1/25	305,000	306,528
Crestwood Midstream Partners 6.25% 4/1/23	245,000	233,310
Energy Transfer Operating
5.25% 4/15/29	95,000	106,768
6.25% 4/15/49	60,000	69,252
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	205,000	201,529
Hilcorp Energy I 144A 5.00% 12/1/24 #	240,000	190,300
Israel Electric 144A 4.25% 8/14/28 #	300,000	335,064
KazTransGas 144A 4.375% 9/26/27 #	381,000	407,634
Marathon Oil 4.40% 7/15/27	130,000	140,186
MPLX
4.00% 3/15/28	30,000	31,725
5.50% 2/15/49	55,000	61,876
Murphy Oil 5.875% 12/1/27	312,000	304,927
Murphy Oil USA 5.625% 5/1/27	609,000	645,328
Newfield Exploration 5.375% 1/1/26	423,000	448,917
Noble Energy
3.25% 10/15/29	85,000	86,545
3.90% 11/15/24	20,000	21,333
4.20% 10/15/49	15,000	14,500

NQ-129 [2/20] 4/20 (1139709) 11

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
4.95% 8/15/47	50,000	$52,045
5.05% 11/15/44	5,000	5,137
NuStar Logistics 5.625% 4/28/27	228,000	233,027
Precision Drilling 144A 7.125% 1/15/26 #	400,000	370,339
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	62,311
5.75% 5/15/24	110,000	123,785
Sinopec Group Overseas Development 2018 144A
2.50% 8/8/24 #	610,000	626,940
Southwestern Energy 7.75% 10/1/27	290,000	220,407
Targa Resources Partners 5.375% 2/1/27	237,000	243,363
		5,696,015
Financials - 0.27%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	240,000	258,624
AerCap Ireland Capital 4.45% 4/3/26	150,000	164,059
E*TRADE Financial 5.875% µy	530,000	577,204
International Lease Finance 8.625% 1/15/22	50,000	55,798
Jefferies Group
4.15% 1/23/30	170,000	184,442
6.45% 6/8/27	10,000	12,064
6.50% 1/20/43	5,000	6,217
		1,258,408
Healthcare - 1.08%
Bausch Health 144A 5.50% 11/1/25 #	630,000	649,949
Centene
144A 3.375% 2/15/30 #	295,000	295,369
144A 5.375% 8/15/26 #	470,000	495,263
Charles River Laboratories International 144A
5.50% 4/1/26 #	425,000	447,843
Community Health Systems 144A 6.625% 2/15/25 #	170,000	173,825
Encompass Health
5.75% 11/1/24	105,000	106,146
5.75% 9/15/25	244,000	253,049
HCA
5.375% 2/1/25	559,000	619,140
5.875% 2/15/26	219,000	247,630
7.58% 9/15/25	219,000	261,705
Hill-Rom Holdings 144A 5.00% 2/15/25 #	242,000	251,708
Hologic 144A 4.625% 2/1/28 #	300,000	312,017
Rede D’or Finance 144A 4.50% 1/22/30 #	250,000	244,438

12 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
5.125% 5/1/25	345,000	$348,450
8.125% 4/1/22	241,000	261,540
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,202
		4,973,274
Insurance - 0.18%
HUB International 144A 7.00% 5/1/26 #	360,000	364,491
USI 144A 6.875% 5/1/25 #	468,000	467,003
		831,494
Media - 1.32%
Altice Financing 144A 5.00% 1/15/28 #	200,000	196,500
AMC Networks 4.75% 8/1/25	505,000	504,386
CCO Holdings
144A 4.50% 8/15/30 #	105,000	106,378
144A 5.875% 5/1/27 #	394,000	412,292
Charter Communications Operating
4.80% 3/1/50	70,000	75,515
5.05% 3/30/29	100,000	115,860
CSC Holdings
5.25% 6/1/24	5,000	5,417
6.75% 11/15/21	370,000	392,300
144A 7.50% 4/1/28 #	400,000	451,929
144A 7.75% 7/15/25 #	465,000	490,570
Discovery Communications 4.125% 5/15/29	175,000	192,578
Gray Television 144A 5.875% 7/15/26 #	473,000	487,332
Lamar Media 5.75% 2/1/26	473,000	492,819
Netflix 5.875% 11/15/28	625,000	703,844
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	360,316
Sirius XM Radio
144A 5.00% 8/1/27 #	470,000	492,607
144A 5.375% 4/15/25 #	286,000	293,984
Time Warner Cable 7.30% 7/1/38	60,000	81,538
Time Warner Entertainment 8.375% 3/15/23	25,000	29,772
ViacomCBS 4.375% 3/15/43	180,000	193,764
		6,079,701
Real Estate Investment Trusts - 0.33%
Crown Castle International 5.25% 1/15/23	125,000	137,220
ESH Hospitality 144A 5.25% 5/1/25 #	494,000	497,910
MGM Growth Properties Operating Partnership
5.75% 2/1/27	160,000	175,400
SBA Communications 4.875% 9/1/24	670,000	689,963
		1,500,493

NQ-129 [2/20] 4/20 (1139709) 13

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services - 0.49%
Advanced Disposal Services 144A 5.625% 11/15/24 #	389,000	$406,803
Aramark Services 144A 5.00% 2/1/28 #	285,000	297,996
Ashtead Capital 144A 5.25% 8/1/26 #	570,000	612,297
Avis Budget Car Rental 144A 6.375% 4/1/24 #	104,000	104,823
Covanta Holding 5.875% 7/1/25	233,000	239,504
Prime Security Services Borrower 144A 5.75% 4/15/26 #	310,000	322,981
Service Corp. International 4.625% 12/15/27	280,000	293,950
		2,278,354
Technology & Electronics - 0.75%
Apple 2.20% 9/11/29	140,000	144,346
CDK Global
5.00% 10/15/24	161,000	174,957
5.875% 6/15/26	518,000	542,942
CDW Finance 5.00% 9/1/25	156,000	161,052
CommScope Technologies 144A 5.00% 3/15/27 #	192,000	174,226
Global Payments
2.65% 2/15/25	135,000	139,857
3.20% 8/15/29	50,000	53,179
Infor US 6.50% 5/15/22	447,000	449,132
International Business Machines 3.30% 5/15/26	140,000	153,117
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	324,000	336,263
NXP
144A 4.30% 6/18/29 #	15,000	16,834
144A 4.875% 3/1/24 #	90,000	99,248
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	298,580
SS&C Technologies 144A 5.50% 9/30/27 #	660,000	695,888
		3,439,621
Transportation - 0.06%
FedEx 4.05% 2/15/48	140,000	141,651
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #	200,000	140,187
		281,838
Utilities - 0.77%
Calpine 144A 5.25% 6/1/26 #	443,000	440,210
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	199,150
Duke Energy 4.875%µy	85,000	87,703
Emera 6.75% 6/15/76 µ	225,000	261,192
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	387,000	403,601
Enel 144A 8.75% 9/24/73 #µ	200,000	233,020
Entergy Louisiana 4.95% 1/15/45	5,000	5,512
Entergy Mississippi 2.85% 6/1/28	60,000	63,719
Entergy Texas 3.55% 9/30/49	115,000	129,203

14 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Evergy 2.90% 9/15/29	160,000	$165,362
Evergy Metro 3.65% 8/15/25	25,000	27,532
MidAmerican Energy 3.15% 4/15/50	55,000	59,558
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	525,964
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	5,000	5,242
5.25% 4/20/46 µ	60,000	66,953
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	55,000	62,524
PacifiCorp 3.50% 6/15/29	75,000	85,400
Southern California Edison
4.00% 4/1/47	30,000	33,865
4.875% 3/1/49	45,000	58,721
Southwestern Electric Power 4.10% 9/15/28	165,000	187,142
Vistra Operations 144A 5.50% 9/1/26 #	465,000	471,476
		3,573,049
Total Corporate Bonds (cost $52,229,670)		53,681,741

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust Auction 144A
0.24% 1/15/87 # ◆ =	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300

Municipal Bonds – 4.87%
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,178,690
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,250,000	1,251,550
Series A-2 6.00% 6/1/42	1,000,000	1,001,270
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,138,330
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,161,750
Capital Trust Agency
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,000,000	1,100,170
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series D 7.25% 1/1/52	1,000,000	980,390
City of Chicago, Illinois
(General Obligation Bonds Project) Series D
5.50% 1/1/40	1,000,000	1,160,040

NQ-129 [2/20] 4/20 (1139709) 15

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	750,000	$841,327
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	533,665
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,061,970
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	1,075,260
Florida Development Finance Surface Transportation
Facilities Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	1,150,000	1,188,341
Golden State Tobacco Securitization Settlement Revenue
Series A-1 5.25% 6/1/47	500,000	533,430
Illinois State
Series A 5.00% 4/1/38	100,000	109,896
Montgomery County Industrial Development Authority
Revenue
(Whitemarsh Continuing Care Retirement Community
Project) Series A 5.375% 1/1/51	250,000	270,795
M-S-R Energy Authority, California
Series C 6.50% 11/1/39	1,000,000	1,684,740
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA
5.00% 6/15/44	1,000,000	1,125,500
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	73,942
Series A 7.50% 6/1/49	325,000	368,771
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,000,000	1,628,180
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.55% 7/1/40	250,000	281,918
Series A-1 4.75% 7/1/53	1,880,000	2,128,386
Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	500,000	589,325

Total Municipal Bonds (cost $20,041,629)		22,467,636

Non-Agency Commercial Mortgage-Backed Securities – 0.50%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	104,009
Series 2019-BN20 A3 3.011% 9/15/62	250,000	272,547

16 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52		250,000	$289,997
CD Mortgage Trust
Series 2019-CD8 A4 2.912% 8/15/57		250,000	268,581
DB-JPM Mortgage Trust
Series 2016-C3 A5 2.89% 8/10/49		250,000	267,087
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #		100,000	101,544
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		165,000	181,137
Series 2019-GC42 A4 3.001% 9/1/52		250,000	270,852
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48		500,000	553,755
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,221,144)			2,309,509

Sovereign Bonds – 1.15%Δ
Azerbaijan - 0.14%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		625,000	626,165
			626,165
Brazil - 0.02%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/29	BRL	345,000	93,276
			93,276
Dominican Republic - 0.10%
Dominican Republic International Bond
144A 4.50% 1/30/30 #		200,000	200,802
144A 6.00% 7/19/28 #		250,000	276,964
			477,766
Ecuador - 0.03%
Ecuador Government International Bond 144A
10.75% 1/31/29 #		200,000	152,571
			152,571
Egypt - 0.05%
Egypt Treasury Bills 15.25% 8/4/20	EGP	3,475,000	211,380
			211,380
El Salvador - 0.05%
El Salvador Government International Bond 144A
7.125% 1/20/50 #		225,000	237,206
			237,206
Gabon - 0.04%
Gabon Government International Bond 144A
6.625% 2/6/31 #		200,000	201,609
			201,609

NQ-129 [2/20] 4/20 (1139709) 17

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Georgia - 0.05%
Georgia Government International Bond 6.875% 4/12/21		200,000	$209,961
			209,961
Guatemala - 0.05%
Guatemala Government Bond 144A 4.875% 2/13/28 #		200,000	216,821
			216,821
Hungary - 0.04%
Hungary Government Bond 6.00% 11/24/23	HUF	53,110,000	204,377
			204,377
Ivory Coast - 0.07%
Ivory Coast Government International Bond
144A 6.125% 6/15/33 #		207,000	212,398
144A 6.875% 10/17/40 #	EUR	100,000	116,154
			328,552
Mongolia - 0.09%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		200,000	214,006
Mongolia Government International Bond 144A
5.625% 5/1/23 #		200,000	201,554
			415,560
Poland - 0.09%
Republic of Poland Government Bond 2.25% 4/25/22	PLN	1,524,000	395,452
			395,452
Romania - 0.04%
Romania Government Bond 4.40% 9/25/23	RON	855,000	202,817
			202,817
Russia - 0.10%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #		400,000	441,660
			441,660
Ukraine - 0.13%
Ukraine Government International Bond 144A
7.75% 9/1/21 #		584,000	616,038
			616,038
Uzbekistan - 0.06%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #		250,000	264,195
			264,195
Total Sovereign Bonds (cost $5,212,155)			5,295,406

Supranational Bank – 0.05%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #		202,000	216,632
Total Supranational Bank (cost $202,000)			216,632

18 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations – 1.03%
US Treasury Bonds
2.00% 2/15/50	80,000	$86,402
4.50% 2/15/36	705,000	1,027,042
US Treasury Floating Rate Note
1.312% (USBMMY3M + 0.154%) 1/31/22 •	960,000	959,979
US Treasury Inflation Indexed Bond
0.125% 1/15/30	923,890	961,113
US Treasury Notes
1.75% 12/31/24	1,102,700	1,145,774
2.00% 10/31/22	340,000	350,007
US Treasury Strip Principal
2.26% 5/15/44	340,000	224,817
Total US Treasury Obligations (cost $4,598,582)		4,755,134
	Number of shares
Preferred Stock – 0.50%
Bank of America 6.50% µ	440,000	485,919
GMAC Capital Trust I 7.477% (LIBOR03M + 5.785%)
2/15/40 •	5,000	127,500
Pebblebrook Hotel Trust 6.375%	28,153	683,273
Taubman Centers 6.50%	37,077	936,565
Washington Prime Group 6.875%	4,840	74,536
Total Preferred Stock (cost $2,329,618)		2,307,793

Short-Term Investments – 3.67%
Money Market Mutual Funds - 3.65%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	3,367,575	3,367,575
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	3,367,575	3,367,575
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.47%)	3,367,575	3,367,575
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	3,367,575	3,367,575
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	3,367,575	3,367,575
	Principal amount°
Variable Rate Demand Note - 0.02%¤
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA
Project) Series H 1.20% 11/1/35	100,000	100,000
Total Short-Term Investments (cost $16,937,875)		16,937,875

NQ-129 [2/20] 4/20 (1139709) 19

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

Total Value of Securities – 100.28%
(cost $475,438,780)	$462,750,691
Liabilities Net of Receivables and Other Assets – (0.28%) ★	(1,287,764)
Net Assets Applicable to 35,537,667 Shares Outstanding – 100.00%	$461,462,927

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Feb. 29, 2020, the aggregate value of Rule 144A securities was $45,277,421, which represents
9.81% of the Fund’s net assets.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★Includes $1,089,267 cash collateral held at broker for centrally cleared swap contracts and $12,650 cash collateral held at broker for futures contracts at Feb. 29, 2020.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Feb. 29, 2020.
Rate will reset at a future date.
p Restricted security. These investments are in securities not registered under the Securities Act of
1933, as amended, and have certain restrictions on resale which may limit their liquidity. At
Feb. 29, 2020, the aggregate value of restricted securities was $7,830,543, which represented 1.70%
of the Fund’s net assets. See table on the next page for additional details on restricted securities.
y No contractual maturity date.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

20 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,218,167	$2,130,378
Merion Champion’s Walk	2/13/18	57,535	55,258
Merion Champion’s Walk	7/11/18	60,306	55,258
Merion Champion’s Walk	10/22/18	61,241	55,258
Merion Champion’s Walk	2/13/19	62,155	55,259
Merion Countryside	5/11/16	—	1,677,649
Merion Countryside	4/7/17	—	136,026
Merion Countryside	5/3/18	—	75,570
Merion The Ledges	9/26/18	3,436,259	3,455,852
Merion The Ledges	9/12/19	142,274	134,035
Total		$6,037,937	$7,830,543

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at
Feb. 29, 2020:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
JPMCB	BRL	852,453	USD	(208,694)	3/13/20	$—	$(19,928)
JPMCB	EUR	(650,213)	USD	728,616	3/6/20	10,488	—
JPMCB	EUR	(187,711)	USD	204,000	3/13/20	—	(2,374)
JPMCB	ZAR	(3,000,496)	USD	209,152	3/13/20	18,840	—
Total Foreign Currency Exchange Contracts						$29,328	$(22,302)

Futures Contracts
Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
US Treasury
(10)	10 yr Notes	$(1,347,500)	$(1,331,023)	6/19/20	$(16,477)	$(11,375)

NQ-129 [2/20] 4/20 (1139709) 21

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

Swap Contracts
CDS Contracts[1]
							Variation
				Upfront			Margin
Reference Obligation/		Annual		Payments			Due from
Termination Date/	Notional	Protection		Paid		Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)		Appreciation[3]	Brokers
Centrally Cleared/
Protection Purchased:
CDX. NA. HY. 33[4]
12/20/24-
Quarterly	10,890,000	5.00%	$(558,947)	$(609,476	) $	50,529	$74,626
Over-The-Counter/
Protection Purchased:
JPMCB-CDS
12/20/24-
Quarterly	2,048,000	1.00%	28,717	1,423		27,294	—
JPMCB-CDS
3/20/25-
Quarterly	1,234,000	1.00%	38,678	11,683		26,995	—
Total CDS Contracts			$(491,552)	$(596,370	) $	104,818	$74,626

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the aggregate amount of $(87,307).

4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BB – Barclays Bank
BRL – Brazilian Real

22 NQ-129 [2/20] 4/20 (1139709)

(Unaudited)

Summary of abbreviations (continued):
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
EAFE – Europe Australasia Far East
EGP – Egyptian Pound
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
HUF – Hungarian Forint
ICE – Intercontinental Exchange
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank, National Association
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital
PLN – Polish Zloty
REIT – Real Estate Investment Trust
RON – Romanian New Leu
S&P – Standard & Poor’s
S.F. – Single Family
SPDR – S&P Depositary Receipts
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
ZAR – South African Rand

NQ-129 [2/20] 4/20 (1139709) 23